Summary of Significant Accounting Policies - Schedule of Finite-Lived Intangible Assets (Details)	Dec. 31, 2024
Furniture and fixtures
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	7 years
Computers | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Computers | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	7 years
Software
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	3 years